CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income		$ 167,078	$ 232,354	$ 331,113
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		103,821	86,708	78,183
Share-based compensation		46,966	5,509	13,924
Shareholder-funded executive bonuses		32,200	0	0
Provision for credit losses		4,474	8,965	7,913
Non-cash lease expense		14,708	15,475	13,062
Deferred income taxes, net		(41,735)	(16,646)	(15,127)
Other		8,034	791	5,398
Changes in operating assets and liabilities:
Accounts receivable	[1]	(229,651)	519	(77,444)
Inventories		(155,806)	53,894	(185,474)
Prepaid expenses and other assets	[2]	99,220	(114,163)	(47,725)
Accounts payable	[3]	147,513	(118,161)	74,850
Tax payable		19,474	(5,170)	(13,343)
Operating lease liabilities		(14,244)	(14,316)	(12,629)
Accrued expenses and other liabilities	[4]	78,549	69,205	56,446
Net cash provided by operating activities		280,601	204,964	229,147
Cash flows from investing activities:
Purchase of property and equipment		(122,741)	(80,257)	(47,992)
Purchase of intangible asset		(8,497)	(7,348)	(5,068)
Capitalized internal-use software development		(563)	(6,829)	(7,014)
Cash receipts on beneficial interest in sold receivables		16,777	42,416	0
Investment in equity method investment		0	(66)	(4,492)
Other investing activities, net		(3,051)	(300)	(1,800)
Net cash used in investing activities		(118,075)	(52,384)	(66,366)
Cash flows from financing activities:
Proceeds from issuance of debt, net of issuance cost		800,653	259,854	110,000
Repayment of debt		(442,563)	(310,000)	(122,500)
Intercompany note to Former Parent (Note 11)		0	(49,286)	0
Distribution paid to Former Parent		(435,292)	(45,438)	(42,000)
Recharge from Former Parent for share-based compensation		(3,165)	(15,300)	0
Net ordinary shares withheld for taxes upon issuance of restricted stock units		(4,322)	0	0
Dividend payments		(150,179)	0	0
Net cash used in financing activities		(234,868)	(160,170)	(54,500)
Effect of exchange rates changes on cash		7,633	(14,237)	(704)
Net (decrease) increase in cash, cash equivalents, and restricted cash		(64,709)	(21,827)	107,577
Cash, cash equivalents, and restricted cash at beginning of period		218,770	240,597	133,020
Cash, cash equivalents, and restricted cash at end of period		154,061	218,770	240,597
Supplemental disclosures of cash flow information:
Cash paid for income taxes		141,247	90,027	91,892
Cash paid for interest		51,109	16,322	12,005
Supplemental disclosures of noncash investing and financing activities:
Purchase of property and equipment accrued and not yet paid		548	1,235	4,226
Deferred payments related to business acquisition		0	0	600
Share-based compensation recharge not yet paid		0	(3,434)	0
Deferred payment received for sold receivables		0	(64,710)	0
Cancellation of related party note through distribution		(8,026)	0	0
Unrealized loss on cash flow hedges		(2,173)	0	0
Reconciliation of cash, cash equivalents and restricted cash within the Condensed Consolidated Balance Sheets to the amounts shown in the Condensed Consolidated Statements of Cash Flows above:
Cash and cash equivalents		154,061	192,890	225,362
Restricted Cash		0	25,880	15,235
Total cash, cash equivalents and restricted cash		$ 154,061	$ 218,770	$ 240,597

[1]	Including changes in related party balances of $(2,561), $(10,813) and $(389) for the years ended December 31, 2023, 2022 and 2021, respectively.
[2]	Including changes in related party balances of $20,069, $(38,734) and $56,677 for the years ended December 31, 2023, 2022 and 2021, respectively.
[3]	Including changes in related party balances of $(130,267), $(71,228) and $198,825 for the years ended December 31, 2023, 2022 and 2021, respectively.
[4]	Including changes in related party balances of $(8,399), $(1,241) and $1,684 for the years ended December 31, 2023, 2022 and 2021, respectively.